18 Revenue (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Tuition fees	[1]	R$ 1,388,735	R$ 856,561	R$ 385,784
Other		99,817	43,116	4,414
Deductions
Granted discounts		(89,017)	(43,767)	(11,104)
Early payment discounts		(29,299)	(8,523)	(3,189)
Returns		(11,437)	(7,462)	(1,801)
Taxes		(49,629)	(28,157)	(24,239)
PROUNI		(107,979)	(61,138)	(15,930)
Net revenue from contracts with customers		1,201,191	750,630	333,935
Timing of revenue recognition of net revenue from contracts with customers
Tuition, digital content and app subscription fees - Transferred over time		1,128,558	713,827	331,045
Other - Transferred at a point in time		R$ 72,633	R$ 36,803	R$ 2,890

[1]	As mentioned in Note 1, the Company assessed, in connection with the social distancing requirements, whether it has satisfied all performance obligations of its contracts with customers, according to IFRS15, and concluded it was necessary to defer a portion of it's net revenues in the second semester of 2020. As result, R$2,361 of net revenue were deferred to the first semester of 2021 and recorded in advances from customers.